RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 11 - RELATED PARTY TRANSACTIONS AND BALANCES

Purchase from related party

During the six months ended December 31, 2019, the Company purchased $1,464,537 and $37,495 from Keenest and Shenzhen Baileqi S&T which were owned by the Company’s stockholders who own approximately 1.4% and 0.8% respectively of the Company’s outstanding common stock. The amount of $1,464,537 and $37,495 were included in the cost of revenue for the six months ended December 31, 2019.

During the three months ended December 31, 2019, the Company purchased $880,773 and $0 from Keenest and Shenzhen Baileqi S&T which were owned by the Company’s stockholders who own approximately 1.4% and 0.8% respectively of the Company’s outstanding common stock. The amounts of $880,773 and $0 were included in the cost of revenue for the three months ended December 31, 2019.

Advances to suppliers - related parties

Lisite Science made advances of $429,264 and $357,577 to Keenest for future purchases as of December 31, 2020 and June 30, 2020, respectively.

Sales to related party

During the six months ended December 31, 2020 and 2019, Baileqi Electronic sold materials of $0 and $644,392 respectively to Shenzhen Baileqi S&T.

During the three months ended December 31, 2020 and 2019, Baileqi Electronic sold materials of $0 and $330,435 respectively to Shenzhen Baileqi S&T.

Lease from related party

Lisite Science leases office and warehouse space from Keenest, a related party, with annual rent of approximately $1,500 (RMB10,000) for one year until July 20, 2020. On July 20, 2020, Lisite Science further extended the lease with Keenest for one more year until July 20, 2021 with annual rent of approximately $1,500 (RMB10,000). (See Note 6).

Baileqi Electronic leases office and warehouse space from Shenzhen Baileqi S&T, a related party, with monthly rent of approximately $2,500 (RMB17,525) and the lease period is from June 1, 2019 to May 31, 2020. On June 5, 2020, Baileqi Electronic further extended the lease with Shenzhen Baileqi S&T for one more year until May 31, 2021 with monthly rent of approximately $2,500 (RMB17,525). (See Note 6).

Due to related parties

Due to related parties represents certain advances to the Company or its subsidiaries by related parties. The amounts are non-interest bearing, unsecured and due on demand.

		December 31, 2020	June 30, 2020

Ben Wong	(1)	$143,792	$143,792
Yubao Liu	(2)	333,628	102,938
Xin Sui	(3)	2,016	2,016
Baozhen Deng	(4)	(488)	9,437
Jialin Liang	(5)(10)	1,434,495	901,460
Xuemei Jiang	(6)(9)	547,384	505,685
Shikui Zhang	(7)	45,854	28,528
Changyong Yang	(8)	29,246	23,063
		$2,535,927	$1,716,919

(1) Ben Wong was the controlling shareholder of Shinning Glory until April 20, 2017, which holds majority shares in Ionix Technology, Inc.

(2) Yubao Liu is the controlling shareholder of Shinning Glory since April 20, 2017, which holds majority shares in Ionix Technology, Inc.

(3) Xin Sui is a member of the board of directors of Welly Surplus.

(4) Baozhen Deng is a stockholder of the Company, who owns approximately 0.8% of the Company’s outstanding common stock, and the owner of Shenzhen Baileqi S&T.

(5) Jialin Liang is a stockholder of the Company and the president, CEO, and director of Fangguan Electronics.

(6) Xuemei Jiang is a stockholder of the Company and the vice president and director of Fangguan Electronics.

(7) Shikui Zhang is a stockholder of the Company and serves as the legal representative and general manager of Shizhe New Energy since May 2019.

(8) Changyong Yang is a stockholder of the Company, who owns approximately 1.4% of the Company’s outstanding common stock, and the owner of Keenest.

(9) The liability was assumed from the acquisition of Fangguan Electronics.

(10) The Company assumed liability of approximately $5.8 million (RMB39,581,883) from Jialin Liang during the acquisition of Fangguan Electronics. During the year ended June 30, 2019, approximately $4.4 million (RMB30,000,000) liability assumed was forgiven and converted to capital.

During the six months ended December 31, 2020, Yubao Liu advanced $503,475 to Well Best after netting off the refund paid to him. In addition, Yubao Liu agreed to decrease his advances to Well Best of $272,785 (RMB1,784,069) to pay off the loan receivables due from Shenzhen Baileqi S&T to Baileqi Electronic on behalf of Shenzhen Baileqi S&T.

During the six months ended December 31, 2020, Baileqi Electronic refunded $9,925 to Baozhen Deng. Shikui Zhang advanced approximately $14,000 to Shizhe New Energy. Changyong Yang, a stockholder of the Company, advanced approximately $4,000 to Lisite Science.

On September 23, 2020, Jialin Liang entered into a short-term loan agreement with Bank of Communications to borrow an individual loan of approximately US$441,000 (RMB 3 million) for one year with annual interest rate of 3.85%. The borrowing was guaranteed by Fangguan Electronics. Pursuant to the loan agreement, the proceed from the bank loan could only be used in the operation of Fangguan Electronics. On September 23, 2020, Jialin Liang advanced all of the proceeds from this bank loan to Fangguan Electronics.

During the six months ended December 31, 2019, Yubao Liu was refunded of $9,028 by Welly Surplus after netting off his advances to Well Best. Baileqi Electronic refunded $5,303 to Baozhu Deng, a relative of the stockholder Baozhen Deng, and Baozhen Deng advanced $2,810 to Baileqi Electronic. Shizhe New Energy refunded $625 and $1,869 to Liang Zhang and Zijian Yang respectively, who were the officers of Shizhe New Energy at the time. Shikui Zhang advanced $16,548 to Shizhe New Energy.

NOTE 10 - RELATED PARTY TRANSACTIONS AND BALANCES

Purchase from related party

During the year ended June 30, 2020, the Company’s subsidiaries, Lisite Science and Baileqi Electronic, purchased $1,630,684 and $37,393 from Keenest and Shenzhen Baileqi S&T which were owned by the Company’s stockholders who own approximately 1.9% and 1.1% respectively of the Company’s outstanding common stock as of June 30, 2020. The amounts of $1,630,684 and $37,393 were included in the cost of revenue for the year ended June 30, 2020.

During the year ended June 30, 2019, the Company’s subsidiaries, Lisite Science and Baileqi Electronic, purchased $1,993,512 and $911,121 from Keenest and Shenzhen Baileqi S&T which were owned by the Company’s stockholders who own approximately 1.9% and 1.1% respectively of the Company’s outstanding common stock. The amounts of $1,993,512 and $911,156 were included in the cost of revenue for the year ended June 30, 2019.

During the years ended June 30, 2020 and 2019, the Company’s subsidiary, Changchun Fangguan Photoelectric Display Technology Co. Ltd ("Fangguan Photoelectric"), purchased $0 and $1,505,387 from Fangguan Electronics before Fangguan Electronics became a variable interest entity of the Company on December 27, 2018 (See Note 1 and Note 3). The president of Fangguan Electronics was the president and a member of the board of directors of Fangguan Photoelectric before he resigned and left Fangguan Photoelectric in October 2018. The amounts of $0 and $1,135,061 were included in the cost of revenue for the years ended June 30, 2020 and 2019.

Advances to suppliers - related parties

Lisite Science made advances of $357,577 and $269,498 to Keenest for future purchases as of June 30, 2020 and 2019, respectively.

Sales to related party and accounts receivable from related party

During the years ended June 30, 2020 and 2019, Baileqi Electronic sold materials of $713,008 and $671,606 respectively to Shenzhen Baileqi S&T. The trade-related balance receivable from Shenzhen Baileqi S&T was $0 and $340,026 as of June 30, 2020 and 2019, respectively.

During the year ended June 30, 2019, Fangguan Photoelectric sold products of $23,872 to Fangguan Electronics before Fangguan Electronics became a variable interest entity of the Company on December 27, 2018 (See Note 1 and Note 3).

Lease from related party

Lisite Science leases office and warehouse space from Keenest, a related party, with annual rent of approximately $1,500 (RMB10,000) for one year until July 20, 2020. On July 20, 2020, Lisite Science further extended the lease with Keenest for one more year until July 20, 2021 with annual rent of approximately $1,500 (RMB10,000). (See Note 5).

Baileqi Electronic leases office and warehouse space from Shenzhen Baileqi S&T, a related party, with monthly rent of approximately $2,500 (RMB17,525) and the lease period is from June 1, 2019 to May 31, 2020. On June 5, 2020, Baileqi Electronic further extended the lease with Shenzhen Baileqi S&T for one more year until May 31,2021 with monthly rent of approximately $2,500 (RMB17,525). (See Note 5).

Due to related parties

Due to related parties represents certain advances to the Company or its subsidiaries by related parties. The amounts are non-interest bearing, unsecured and due on demand.

			June 30, 2020	June 30, 2019

Ben Wong	(1)		$143,792	$143,792
Yubao Liu	(2)		102,938	498,769
Xin Sui	(3)		2,016	2,016
Baozhen Deng	(4)		9,437	3,900
Baozhu Deng	(5)		-	5,303
Jialin Liang	(6)	(13)	901,460	928,314
Xuemei Jiang	(7)	(12)	505,685	520,750
Liang Zhang	(8)		-	625
Zijian Yang	(9)		-	1,869
Shikui Zhang	(10)		28,528	-
Changyong Yang	(11)		23,063	-
			$1,716,919	$2,105,338

(1) Ben Wong was the controlling shareholder of Shinning Glory until April 20, 2017, which holds majority shares in Ionix Technology, Inc.

(2) Yubao Liu is the controlling shareholder of Shinning Glory since April 20, 2017, which holds majority shares in Ionix Technology, Inc.

(3) Xin Sui is a member of the board of directors of Welly Surplus.

(4) Baozhen Deng is a stockholder of the Company, who owns approximately 1.1% of the Company’s outstanding common stock, and the owner of Shenzhen Baileqi S&T.

(5) Baozhu Deng is a relative of Baozhen Deng and director of Baileqi Electronic.

(6) Jialin Liang is a stockholder of the Company and the president, CEO, and director of Fangguan Electronics.

(7) Xuemei Jiang is a stockholder of the Company and the vice president and director of Fangguan Electronics.

(8) Liang Zhang is the legal representative of Shizhe New Energy until May 2019.

(9) Zijian Yang is the supervisor of Shizhe New Energy.

(10) Shikui Zhang is a stockholder of the Company and serves as the legal representative and general manager of Shizhe New Energy since May 2019.

(11) Changyong Yang is a stockholder of the Company, who owns approximately 1.9% of the Company’s outstanding common stock, and the owner of Keenest.

(12) The liability was assumed from the acquisition of Fangguan Electronics.

(13) The Company assumed liability of approximately $5.8 million (RMB39,581,883) from Jialin Liang during the acquisition of Fangguan Electronics. During the year ended June 30, 2019, approximately $4.4 million (RMB30,000,000) liability assumed was forgiven and converted to capital..

During the year ended June 30, 2020, Yubao Liu was refunded $46,312 by Welly Surplus and Well Best after netting off his advances to Well Best. In addition, Yubao Liu agreed to decrease his advances to Well Best of $349,519 (RMB2,474,417) to pay off the trade receivables due from Shenzhen Baileqi S&T to Baileqi Electronic on behalf of Shenzhen Baileqi S&T.

During the year ended June 30, 2020, Baileqi Electronic refunded $5,303 to Baozhu Deng and Baozhen Deng advanced $5,537 to Baileqi Electronic. Shizhe New Energy refunded $625 and $1,869 to Liang Zhang and Zijian Yang respectively. Shikui Zhang advanced $28,528 to Shizhe New Energy. Changyong Yang, a stockholder of the Company, advanced $23,063 to Lisite Science.

During the year ended June 30, 2019, Yubao Liu advanced $428,311 to Well Best. Baileqi Electronic borrowed $5,303 from Baozhu Deng. In addition, Baozhen Deng refunded $7,585 to Baileqi Electronic. Liang Zhang and Zijian Yang advanced $625 and $1,869 to Shizhe New Energy, respectively. Fangguan Electronics refunded approximately $0.47 million (RMB3.2 million) to Jialin Liang.